UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 13F/A

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2006

Check here if Amendment [X];  Amendment Number: 1
This Amendment (Check only one.): [X] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    RIVER ROAD ASSET MANAGEMENT, LLC
Address: 462 South Fourth Street
         Suite 1600
         Louisville, Kentucky 40202

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Thomas D. Mueller, CPA, CFA
Title:   Chief Operations Officer/Chief Compliance Officer
Phone:   502-371-4104

Signature, Place, and Date of Signing:

Thomas D. Mueller               Louisville, Kentucky        August 3, 2006

Report Type (Check only one.):

[X]   13F HOLDINGS REPORT.

[ ]   13F NOTICE.

[ ]   13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager: Nuveen Investments, Inc.

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:

Form 13F Information Table Entry Total:

Form 13F Information Table Value Total:

List of Other Included Managers:

                        River Road Asset Management, LLC
                                    FORM 13F
                                    6/30/2006

                                                                                                                 Voting Authority
                                  Title                                                                       ----------------------
                                    of                       Value      Shares/ Sh/  Put/  Invstmt  Other
Name of Issuer                    class      CUSIP          (x$1000)    Prn Amt Prn  Call  Dscretn  Managers   Sole   Shared   None
3M Company                     COM         88579Y101         13,182      163,210  SH       Sole                 83,610       79,600
Adesa Inc                      COM         00686U104          2,167       97,440  SH       Sole                 27,130       70,310
Alleghany Corp                 COM         017175100          3,952       14,300  SH       Sole                  4,290       10,010
Allstate Corporation           COM         020002101         26,502      484,225  SH       Sole                246,025      238,200
Altria Group Inc               COM         02209S103         47,495      646,800  SH       Sole                326,900      319,900
American Capital
  Strategies                   COM         024937104         13,108      391,525  SH       Sole                198,225      193,300
American Dairy, Inc.           COM         025334103          3,280      248,502  SH       Sole                 72,262      176,240
American Greetings cl A        COM         026375105          2,941      139,980  SH       Sole                 38,180      101,800
Anheuser-Busch Co              COM         035229103         19,469      427,050  SH       Sole                217,350      209,700
AptarGroup Inc.                COM         038336103          5,088      102,560  SH       Sole                 30,290       72,270
Arden Group Inc.               COM         039762109          6,523       57,637  SH       Sole                 16,625       41,012
Arthur J. Gallagher &          COM         363576109         18,979      748,965  SH       Sole                380,865      368,100
Astoria Financial Cor          COM         046265104         34,992    1,149,175  SH       Sole                528,035      621,140
Atlantic Tele-Network          COM         049079205          1,600       76,835  SH       Sole                 22,910       53,925
Audiovox Corporation
  Class A                      COM         050757103          2,825      206,838  SH       Sole                 57,520      149,318
BFC Financial Corp             COM         055384200          3,315      477,649  SH       Sole                132,027      345,622
Bank of America Corp           COM         060505104        110,831    2,304,175  SH       Sole              1,165,275    1,138,900
BankAtlantic cl A              COM         065908501          1,643      110,730  SH       Sole                 34,250       76,480
Barnes & Noble Inc.            COM         067774109          5,467      149,790  SH       Sole                 43,800      105,990
Books-A-Million Inc.           COM         098570104          1,794      107,547  SH       Sole                 24,715       82,832
Boston Private Financ          COM         101119105          1,867       66,910  SH       Sole                 18,800       48,110
Bristol-Myers Squibb           COM         110122108         26,375    1,019,900  SH       Sole                531,000      488,900
Buckeye Partners LP            COM         118230101         19,296      458,450  SH       Sole                232,200      226,250
CBRL Group Inc                 COM         12489V106          5,133      151,340  SH       Sole                 46,450      104,890
CHC Helicopter Corp.           COM         12541C203          6,485      269,300  SH       Sole                 79,200      190,100
CPI Corp.                      COM         125902106          4,025      131,102  SH       Sole                 40,170       90,932
Calavo Growers Inc             COM         128246105            778       77,790  SH       Sole                 21,860       55,930
California Coastal Co          COM         129915203          8,021      250,660  SH       Sole                 69,710      180,950
Callaway Golf Company          COM         131193104          1,330      102,350  SH       Sole                 33,370       68,980
Capitalsource Inc              COM         14055X102         23,545    1,003,602  SH       Sole                503,102      500,500
Caseys General Store           COM         147528103          6,642      265,560  SH       Sole                 74,360      191,200
Cass Info Sys Inc              COM         14808P109          5,796      119,045  SH       Sole                 28,620       90,425
Cendant Corporation            COM         151313103         19,871    1,219,850  SH       Sole                617,750      602,100
Centerplate Inc IDS Units      COM         15200E204          1,709      127,555  SH       Sole                 41,545       86,010
Chaparral Resources Inc        COM         159420306          3,696      645,080  SH       Sole                113,970      531,110
Chevron Corp                   COM         166764100         27,789      447,775  SH       Sole                227,275      220,500
Cincinnati Financial           COM         172062101         13,883      295,325  SH       Sole                157,025      138,300
Citigroup, Inc.                COM         172967101        109,713    2,273,850  SH       Sole              1,145,250    1,128,600
Citizens Communicatio          COM         17453B101         23,596    1,808,125  SH       Sole                920,625      887,500
Coca-Cola Bottling cl A        COM         191098102          6,726      132,487  SH       Sole                 37,125       95,362
Coinmach Service Cl A          COM         19259W206          3,610      352,230  SH       Sole                106,660      245,570
Coinmach Svc Corp IDS Uts      COM         19259W107          3,495      212,600  SH       Sole                 71,260      141,340
Comerica Incorporated          COM         200340107         17,781      342,000  SH       Sole                180,300      161,700
Compass Minerals Intl Inc      COM         20451N101         19,442      779,255  SH       Sole                393,755      385,500
Darling International          COM         237266101          1,701      375,480  SH       Sole                114,600      260,880
Dow Jones and Co. Inc.         COM         260561105         13,289      379,580  SH       Sole                195,980      183,600
Duke Energy Corp Holding       COM         26441C105         26,563      904,436  SH       Sole                474,836      429,600
Emergency Medical
  Services Cor                 COM         29100P102            950       73,670  SH       Sole                 22,810       50,860
Energy East Corp               COM         29266M109         13,080      546,600  SH       Sole                276,200      270,400
Erie Indemnity Co cl A         COM         29530P102          8,707      167,445  SH       Sole                 79,545       87,900
Exponent Inc                   COM         30214U102          1,116       66,010  SH       Sole                 20,990       45,020
Finlay Enterprises I           COM         317884203            896      105,410  SH       Sole                 30,290       75,120
First Horizon National Corp    COM         320517105          6,728      167,375  SH       Sole                 86,375       81,000
Frischs Restaurants            COM         358748101          2,660      112,080  SH       Sole                 33,600       78,480
General Electric Co            COM         369604103         18,985      576,000  SH       Sole                294,200      281,800
Gyrodyne Co. of Ameri          COM         403820103          2,035       37,862  SH       Sole                 11,460       26,402
Hilb Rogal & Hobbs Co          COM         431294107          2,918       78,285  SH       Sole                 21,825       56,460
Hines Horticulture I           COM         433245107          1,174      326,234  SH       Sole                 79,490      246,744
Houston Exploration            COM         442120101          4,763       77,840  SH       Sole                 21,960       55,880
IDT Corporation                COM         448947101          2,932      222,150  SH       Sole                 65,910      156,240
Imation Corp                   COM         45245A107          2,570       62,600  SH       Sole                 18,850       43,750
Industrias Bachoco SA          COM         456463108          7,488      409,423  SH       Sole                120,385      289,038
Ingram Micro Inc.              COM         457153104          4,935      272,220  SH       Sole                 81,340      190,880
Interstate Hotels & Res Inc    COM         46088S106          5,528      595,040  SH       Sole                166,990      428,050
Intl Bancshares Corp           COM         459044103          2,271       82,630  SH       Sole                 24,060       58,570
Intl Speedway Corp             COM         460335201          1,966       42,390  SH       Sole                 12,820       29,570
J&J Snack Foods Corp.          COM         466032109          3,451      104,340  SH       Sole                 31,260       73,080
JPMorgan Chase & Co            COM         46625H100         50,602    1,204,800  SH       Sole                627,900      576,900
Jack in the Box Inc.           COM         466367109          5,014      127,905  SH       Sole                 41,765       86,140
Johnson & Johnson              COM         478160104         18,839      314,400  SH       Sole                159,800      154,600
Kraft Foods Inc                COM         50075N104         19,306      624,775  SH       Sole                317,375      307,400
Laidlaw International Inc      COM         50730R102          6,539      259,485  SH       Sole                 76,775      182,710
Lancaster Colony Corp          COM         513847103         19,928      504,900  SH       Sole                253,800      251,100
Lawson Products Inc.           COM         520776105          3,082       78,175  SH       Sole                 19,605       58,570
Lazare Kaplan Intern           COM         521078105          1,659      201,070  SH       Sole                 56,250      144,820
Mac-Gray Corporation           COM         554153106         10,855      878,970  SH       Sole                247,190      631,780
Macquarie Infrastructure
  Co Tr                        COM         55607X108         12,941      469,040  SH       Sole                242,640      226,400
Magellan Midstream Prtnrs L.   COM         559080106         13,135      386,550  SH       Sole                197,350      189,200
Medallion Financial C          COM         583928106         11,440      882,743  SH       Sole                371,525      511,218
Merck & Co. Inc.               COM         589331107         30,583      839,500  SH       Sole                424,500      415,000
Meredith Corporation           COM         589433101          4,894       98,790  SH       Sole                 27,620       71,170
Midland Company                COM         597486109          4,540      119,533  SH       Sole                 34,670       84,863
Muni Mtge & Eqty LLC           COM         62624B101         10,017      368,825  SH       Sole                190,925      177,900
NGP Capital Resources
  Company                      COM         62912R107          2,226      152,150  SH       Sole                 77,870       74,280
NYMAGIC Inc.                   COM         629484106            820       28,240  SH       Sole                  7,880       20,360
Nam Tai Electronics            COM         629865205          3,399      151,935  SH       Sole                 50,645      101,290
National Healthcare C          COM         635906100          6,614      148,455  SH       Sole                 44,000      104,455
New ticker = GEO               COM         36159R103          2,284       65,150  SH       Sole                 20,340       44,810
NuCo2 Inc.                     COM         629428103          4,731      196,810  SH       Sole                 61,020      135,790
Nucor Corporation              COM         670346105         13,587      250,450  SH       Sole                127,550      122,900
Omega Protein Corpora          COM         68210P107          1,585      274,260  SH       Sole                 75,300      198,960
Oppenheimer Holdings Inc       COM         683797104          5,820      217,170  SH       Sole                 64,350      152,820
PETCO Animal Supplies          COM         716016209          2,151      105,300  SH       Sole                 30,680       74,620
Packaging Corp.of Ame          COM         695156109         12,904      586,000  SH       Sole                306,600      279,400
Perry Ellis Internati          COM         288853104          1,866       73,738  SH       Sole                 22,100       51,638
Pico Holdings Inc.             COM         693366205          6,578      203,960  SH       Sole                 56,610      147,350
Progress Energy Inc            COM         743263105         26,507      618,300  SH       Sole                316,500      301,800
Prospect Energy Corp           COM         74348T102            856       50,381  SH       Sole                 16,003       34,378
RPM Intnl Inc                  COM         749685103         12,891      716,170  SH       Sole                363,970      352,200
Regis Corporation              COM         758932107          6,695      188,015  SH       Sole                 55,705      132,310
Republic Bancorp KY            COM         760281204          2,620      127,169  SH       Sole                 38,339       88,830
Ruddick Corporation            COM         781258108          2,117       86,360  SH       Sole                 26,750       59,610
SJW Corporation                COM         784305104          3,628      142,560  SH       Sole                 39,990      102,570
Sonoco Products Compa          COM         835495102         13,306      420,400  SH       Sole                213,200      207,200
Southern Company               COM         842587107         32,446    1,012,370  SH       Sole                515,870      496,500
Speedway Motorsports           COM         847788106          6,927      183,535  SH       Sole                 54,145      129,390
Stepan Company                 COM         858586100          1,239       39,240  SH       Sole                 10,970       28,270
Strattec Security Corp         COM         863111100          1,996       40,076  SH       Sole                 11,080       28,996
Sunoco Logistics Part LP       COM         86764L108          9,714      237,785  SH       Sole                121,185      116,600
Synagro Technologies           COM         871562203         16,777    4,268,901  SH       Sole              1,742,800    2,526,101
TC Pipelines LP                COM         87233Q108          5,420      164,230  SH       Sole                 71,470       92,760
U.S. Bancorp                   COM         902973304         38,705    1,253,400  SH       Sole                642,500      610,900
United Online Inc              COM         911268100         17,517    1,459,770  SH       Sole                655,870      803,900
V.F. Corporation               COM         918204108         21,162      311,575  SH       Sole                159,375      152,200
Valero LP                      COM         91913W104         19,181      388,680  SH       Sole                196,180      192,500
Valor Communications           COM         920255106         18,393    1,606,370  SH       Sole                818,970      787,400
Value Line Inc.                COM         920437100          2,508       58,734  SH       Sole                 17,912       40,822
Verizon Communication          COM         92343V104         27,610      824,415  SH       Sole                421,115      403,300
Village Super Market           COM         927107409          4,702       71,927  SH       Sole                 22,220       49,707
Vulcan International           COM         929136109            671       11,181  SH       Sole                  3,585        7,596
WCA Waste Corp                 COM         92926K103          3,259      395,008  SH       Sole                130,550      264,458
Wachovia Bank                  COM         929903102         50,278      929,700  SH       Sole                484,900      444,800
Waste Industries USA Inc       COM         941057101          3,748      165,246  SH       Sole                 43,340      121,906
Waste Management Inc.          COM         94106L109         26,393      735,600  SH       Sole                366,900      368,700
Wells Fargo & Co               COM         949746101         36,377      542,300  SH       Sole                275,400      266,900
Wesco Financial Corp.          COM         950817106          2,930        7,690  SH       Sole                  2,010        5,680
Zapata Corporation             COM         989070602          2,389      343,710  SH       Sole                101,870      241,840
CANADIAN OIL SANDS TRUST       COM          2061834           7,167      223,000  SH       Sole                106,600      116,400
CINEPLEX GALAXY INCOME FUND    COM         172453102          7,880      652,330  SH       Sole                323,500      328,830
ENERPLUS RESOURCES FUND        COM          2603515          14,517      258,100  SH       Sole                132,800      125,300
KEYERA FACILITIES INCOME FD    COM          2715517          17,147      885,090  SH       Sole                471,790      413,300
PENN WEST ENERGY TRUST         COM          B09WRL6          15,649      390,400  SH       Sole                211,700      178,700
BB Holdings                    COM          0725369           2,192      588,682  SH       Sole                167,500      421,182
Alleghany Corp Pfd
  Conv 5.75%                               017175209          4,145       15,000  SH       Sole                  7,685        7,315
REPORT SUMMARY               134     DATA RECORDS         1,598,062                -  OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED



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